Offerings	Jul. 28, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Amount Registered | shares	350,000
Proposed Maximum Offering Price per Unit	14.845
Maximum Aggregate Offering Price	$ 5,195,750.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 717.53
Offering Note	(1) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement on Form S-8 ("Registration Statement") shall also cover any additional shares of common stock, $0.01 par value per share (the "Common Stock") of Anika Therapeutics, Inc. (the "Registrant") that become issuable under the Anika Therapeutics, Inc. 2017 Omnibus Incentive Plan (the "2017 Plan") and the Anika Therapeutics, Inc. 2021 Employee Stock Purchase Plan (the "ESPP"). (2) Represents an increase of 350,000 shares of Common Stock available for issuance under the 2017 Plan effective as of June 18, 2026. Other shares available for issuance under the 2017 Plan were previously registered on the registration statements on Form S-8 (File Nos. 333-219190, 333-232254, 333-239304, 333-258529, 333-266550, 333-273812 and 333-291282) filed with the Securities and Exchange Commission ("SEC") on July 7, 2017, June 21, 2019, June 19, 2020, August 6, 2021, August 5, 2022, August 8, 2023 and November 5, 2025, respectively. (3) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457 of the Securities Act, and based on $14.845, the average of the high and low sale prices of the Common Stock as reported on Nasdaq on July 24, 2026 (such date being within five business days of the date that this Registration Statement was filed with the SEC).
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Amount Registered | shares	200,000
Proposed Maximum Offering Price per Unit	12.618
Maximum Aggregate Offering Price	$ 2,523,600.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 348.51
Offering Note	(1) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement on Form S-8 ("Registration Statement") shall also cover any additional shares of common stock, $0.01 par value per share (the "Common Stock") of Anika Therapeutics, Inc. (the "Registrant") that become issuable under the Anika Therapeutics, Inc. 2017 Omnibus Incentive Plan (the "2017 Plan") and the Anika Therapeutics, Inc. 2021 Employee Stock Purchase Plan (the "ESPP"). (2) Represents an increase of 200,000 shares of Common Stock available for issuance under the ESPP effective as of June 18, 2026. Other shares available for issuance under the ESPP were previously registered on the registration statement on Form S-8 (File Nos. 333-258530) filed with the SEC on August 6, 2021. (3) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457 of the Securities Act, and based on 85% (the percentage of the price per share applicable to purchases under the ESPP) of $14.845, the average of the high and low sale prices of the Common Stock as reported on Nasdaq on July 24, 2026 (such date being within five business days of the date that this Registration Statement was filed with the SEC).